December 14, 2005

Supplement

SUPPLEMENT DATED DECEMBER 14, 2005 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE GLOBAL EQUITY PORTFOLIO
CLASS X and CLASS Y
Dated April 29, 2005

The twenty second paragraph of the section of the Prospectus titled ‘‘Portfolio Management’’ is hereby replaced by the following:

The Global Equity Portfolio is managed within the Investment Adviser’s International Growth team. The team consists of portfolio managers and analysts. Eddie Ramos, an Executive Director of the Investment Adviser, is a current member of the team responsible for the day-to-day management of the Portfolio. Mr. Ramos has been associated with the Investment Adviser in an investment management capacity since June 2005 and began managing the Portfolio in August 2005. Prior to June 2005, Mr. Ramos was a Vice President for Brown Capital Management working as a portfolio manager and research analyst.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT SD GE 12/05

December 14, 2005

Supplement

SUPPLEMENT DATED DECEMBER 14, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
CLASS X and CLASS Y
Dated April 29, 2005

With respect to the Global Equity Portfolio, the first and second paragraphs of the section titled ‘‘V. Investment Advisory and Other Services − G. Fund Management – Other Accounts Managed by the Portfolio Managers’’ are hereby deleted and replaced with the following:

With respect to the Global Equity Portfolio as of August 31, 2005:

Eddie Ramos managed one mutual fund with a total of approximately $74.3 million in assets; no pooled investment vehicles other than mutual funds and one other account with assets of approximately $3 million.

The information in the section titled ‘‘V. Investment Advisory and Other Services − G. Fund Management – Securities Ownership of Portfolio Managers," with respect to the Global Equity Portfolio, is hereby deleted and replaced with the following:

With respect to the Global Equity Portfolio, as of August 31, 2005:

Eddie Ramos: None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.